Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Other comprehensive Income (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income
Available for sale assets				£ 449
Currency translation reserves	[1]		£ 834	(1,337)	£ 3,024
Cash flow hedge reserves			(501)	(948)
Discontinued operations [member]
Statement of comprehensive income
Other comprehensive (loss)/income, net of tax from discontinued operations			0	£ 1,301	1,520
Barclay's Africa Banking Group Limited [member]
Statement of comprehensive income
Available for sale assets		£ (3)	0		(9)
Currency translation reserves		(38)	0		1,451
Cash flow hedge reserves		19	0		89
Other comprehensive (loss)/income, net of tax from discontinued operations		£ (22)	£ 0		£ 1,531

[1]	Includes £41 m loss ( 2017 : £189m loss; 2016 : £101m gain) on recycling of currency translation differences.